Financial risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in basis points	0.25%
Positive/negative impact	$ 8	$ 8	$ 6